Note 5 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises and equipment, gross	$ 28,829	$ 27,253
Less accumulated depreciation	9,488	8,464
Premises and equipment, net	19,341	18,789
Land and Land Improvements [Member]
Premises and equipment, gross	4,069	4,069
Building [Member]
Premises and equipment, gross	17,596	17,327
Equipment [Member]
Premises and equipment, gross	$ 7,164	$ 5,857